Share-based awards	12 Months Ended
Mar. 31, 2019
Share-based awards
Share-based awards

8.Share-based awards

Share-based awards such as RSUs, incentive and non-statutory options, restricted shares, dividend equivalents, share appreciation rights and share payments may be granted to any directors, employees and consultants of the Company or affiliated companies under the equity incentive plan adopted in 2011, which govern the terms of the awards. In September 2014, the Company adopted a post-IPO equity incentive plan (the “2014 Plan”) which has a ten-year term. Share-based awards are only available for issuance under the 2014 Plan. If an award under the previous plan terminates, expires or lapses, or is cancelled for any reason, ordinary shares subject to the award become available for the grant of a new award under the 2014 Plan. Starting from April 1, 2015 and on each anniversary thereof, an additional amount equal to the lesser of (A) 200,000,000 ordinary shares (previously 25,000,000 ordinary shares before the Share Subdivision as detailed in Note 2(a)), and (B) such lesser number of ordinary shares as determined by the board of directors will become available for the grant of a new award under the 2014 Plan. All share-based awards granted under the 2014 Plan are subject to dilution protection should the capital structure of the Company be affected by a share split, reverse share split, share dividend or other dilutive action. The 2014 Plan has substantially similar terms as the plan adopted in 2011 except that (i) the 2014 Plan is administered by the compensation committee of the board (or a subcommittee thereof), or such other committee of the board to which the board has delegated power to act, or the board in the absence of any such committee, and (ii) certain terms are adjusted for the purposes of compliance with the Sarbanes-Oxley Act of 2002, U.S. Securities Act of 1933 and the regulations thereunder, as amended from time to time and U.S. Securities Exchange Act of 1934 and the regulations thereunder, as amended from time to time, among others. As of March 31, 2019, the number of shares authorized but unissued was 273,212,416 ordinary shares (previously 34,151,552 ordinary shares before the Share Subdivision as detailed in Note 2(a)).

RSUs and share options granted are generally subject to a four-year vesting schedule as determined by the administrator of the plans.  Depending on the nature and the purpose of the grant, RSUs and share options generally vest 25% or 50% upon the first or second anniversary of the vesting commencement date, respectively, as provided in the grant agreement, and 25% every year thereafter. No outstanding RSUs or share options will be subject to vesting or exercisable after the expiry of a maximum of six years from the date of grant. Certain RSUs and share options granted to the senior management members of the Company are subject to a six-year vesting schedule. No outstanding RSUs or share options will be subject to vesting or exercisable after the expiry of a maximum of eight years from the date of grant.

Following the Share Subdivision and the ADS Ratio Change that became effective on July 30, 2019 as detailed in Note 2(a), each ordinary share was subdivided into eight ordinary shares and each ADS represents eight ordinary shares. Pro-rata adjustments have been made to the number of ordinary shares underlying each RSU and share option granted, so as to give the participants the same proportion of the equity that they would have been entitled to prior to the Share Subdivision. Prior to July 30, 2019, one ordinary share was issuable upon the vesting of one outstanding RSU or the exercise of one outstanding share option, respectively. Subsequent to the Share Subdivision, eight ordinary shares are issuable upon the vesting of one outstanding RSU or the exercise of one outstanding share option, respectively. The Share Subdivision has no impact on the number of RSUs, the number of share options, the weighted average grant date fair value per RSU and the weighted average exercise price per share option as stated below.

(a)  RSUs relating to ordinary shares of the Company

A summary of the changes in the RSUs relating to ordinary shares granted by the Company during the year ended March 31, 2019 is as follows:

		Weighted-
		average
		grant date
	Number	fair value
	of RSUs	per RSU
		US$
Awarded and unvested as of April 1, 2018	68,424,858	100.93
Granted	24,863,988	181.74
Vested	(24,337,392)	84.31
Cancelled/forfeited	(4,604,961)	135.06
Awarded and unvested as of March 31, 2019	64,346,493	136.00
Expected to vest as of March 31, 2019 (i)	53,175,748	134.59

(i)RSUs expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding RSUs.

As of March 31, 2018 and 2019, 1,983,785 and 1,878,835 outstanding RSUs were held by non-employees, respectively. These RSUs were subject to re-measurement through each vesting date to determine the appropriate amount of the expense.

As of March 31, 2019, there were RMB22,432 million of unamortized compensation costs related to these outstanding RSUs, net of expected forfeitures and after re-measurement applicable to the awards granted to non-employees. These amounts are expected to be recognized over a weighted average period of 1.9 years.

During the years ended March 31, 2017, 2018 and 2019, the Company recognized share-based compensation expense of RMB12,322 million, RMB16,165 million and RMB22,137 million, respectively, in connection with the above RSUs, net of cash reimbursement from related companies, including Ant Financial (Note 21).

(b)  Share options relating to ordinary shares of the Company

A summary of the changes in the share options relating to ordinary shares granted by the Company during the year ended March 31, 2019 is as follows:

		Weighted
		average	Weighted
		exercise	average
	Number	price	remaining
	of share	per share	contractual
	options	option	life
		US$	(in years)
Outstanding as of April 1, 2018	7,938,015	70.10	4.5
Exercised	(795,809)	45.02
Cancelled/forfeited/expired	(25,000)	76.81
Outstanding as of March 31, 2019	7,117,206	72.88	3.7
Vested and exercisable as of March 31, 2019	3,258,039	75.32	3.6
Vested and expected to vest as of March 31, 2019 (i)	7,016,598	72.78	3.7

(i)	Share options expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding share options.

As of March 31, 2018 and 2019, 141,000 and 76,550 outstanding share options were held by non-employees, respectively. These share options were subject to re-measurement through each vesting date to determine the appropriate amount of the expense.

As of March 31, 2019, the aggregate intrinsic value of all outstanding options was RMB5,243 million. As of the same date, the aggregate intrinsic value of options that were vested and exercisable and options that were vested and expected to vest is RMB2,347 million and RMB5,173 million, respectively.

During the years ended March 31, 2017, 2018 and 2019, the weighted average grant date fair value of share options granted was US$22.89,  nil and nil, respectively, and the total grant date fair value of options vested during the same years was RMB348 million, RMB452 million and RMB311 million, respectively. During the same years, the aggregate intrinsic value of share options exercised was RMB1,799 million, RMB1,980 million and RMB708 million, respectively.

Cash received from option exercises under the share option plans for the years ended March 31, 2017, 2018 and 2019 was RMB287 million, RMB174 million and RMB220 million, respectively.

No share options were granted during the years ended March 31, 2018 and 2019. The fair value of each option grant is estimated on the date of grant using the Black-Scholes model by applying the assumptions below:

Year ended March 31,
2017
Risk-free interest rate (i)	1.23% – 1.30%
Expected dividend yield (ii)	0%
Expected life (years) (iii)	4.38
Expected volatility (iv)	31.7% – 33.2%

(i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect at the time of grant.
(ii)	Expected dividend yield is assumed to be nil as the Company has no history or expectation of paying a dividend on its ordinary shares.
(iii)	Expected life of share options is based on the average between the vesting period and the contractual term for each grant.
(iv)	Expected volatility is assumed based on the historical volatility of the Company’s comparable companies in the period equal to the expected life of each grant.

As of March 31, 2019, there were RMB111 million of unamortized compensation costs related to these outstanding share options, net of expected forfeitures and after re-measurement applicable to the awards granted to non-employees. These amounts are expected to be recognized over a weighted average period of 1.5 years.

During the years ended March 31, 2017, 2018 and 2019, the Company recognized share-based compensation expense of RMB524 million, RMB270 million and RMB181 million, respectively, in connection with the above share options, net of cash reimbursement from related companies, including Ant Financial (Note 21).

(c)  Partner Capital Investment Plan relating to ordinary shares of the Company

Beginning in 2013, the Company offered selected members of the Alibaba Partnership rights to acquire restricted shares of the Company. For the rights offered before 2016, these rights and the underlying restricted shares were subject to a non-compete provision, and each right entitles the holder to purchase eight restricted shares at an aggregate price of US$14.50, after the Share Subdivision as detailed in Note 2(a), during a four-year period. Upon the exercise of the rights, the underlying ordinary shares may not be transferred for a period of eight years from the date of subscription of the relevant rights. For the rights offered since 2016, the rights and the underlying restricted shares were subject to certain service provisions that were not related to employment, and each right entitles the holder to purchase eight restricted shares at an aggregate price between US$23.00 and US$26.00, after the Share Subdivision as detailed in Note 2(a), over a period of ten years from the vesting commencement date.

The number of ordinary shares underlying these rights is 144,000,000 shares (previously 18,000,000 shares before the Share Subdivision as detailed in Note 2(a)), of which the rights to subscribe for 140,000,000 shares (previously 17,500,000 shares before the Share Subdivision as detailed in Note 2(a)) had been offered and subscribed up to March 31, 2019. The rights offered before 2016 were accounted for as noncontrolling interests of the Company as these rights were issued by the Company’s subsidiaries and classified as equity at the subsidiary level. The rights offered in the subsequent periods were accounted for as share options issued by the Company.

As of March 31, 2019, there were RMB941 million of unamortized compensation costs related to these rights, net of expected forfeitures and after re-measurement applicable to the awards granted to non-employees. These amounts are expected to be recognized over a weighted average period of 4.5 years. Share-based compensation expense of RMB241 million, RMB435 million and RMB409 million was recognized in connection with these rights for the years ended March 31, 2017, 2018 and 2019, respectively.

The fair value of each right to acquire restricted shares is estimated on the subscription date using the Black-Scholes model by applying the assumptions below:

	Year ended March 31,
	2017	2018	2019
Risk-free interest rate (i)	1.86%	2.07%	2.94%
Expected dividend yield (ii)	0%	0%	0%
Expected life (years) (iii)	8.25	8.25	8.25
Expected volatility (iv)	39.0%	34.2%	33.0%

(i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share-based awards in effect at the time of grant.
(ii)	Expected dividend yield is assumed to be nil as the Company has no history or expectation of paying a dividend on its ordinary shares.
(iii)	Expected life of the rights is based on management’s estimate on timing of redemption for ordinary shares by the participants.
(iv)	Expected volatility is assumed based on the historical volatility of the Company’s comparable companies in the period equal to expected life of each right.

(d)  Share-based awards relating to Ant Financial

Since March 2014, Junhan, the general partner of which is a company wholly-owned by the executive chairman of the Company and a major equity holder of Ant Financial, has made grants of share economic rights similar to share appreciation awards linked to the valuation of Ant Financial (the “SERs”) to certain employees of the Company. Since April 2018, Ant Financial, through its subsidiary, has granted certain RSU awards to certain employees of the Company. The SERs will be settled in cash by Junhan upon disposal of these awards by the holders. The RSU awards may be settled in cash or equity by the Ant Financial subsidiary upon vesting of the awards. Junhan and the Ant Financial subsidiary have the right to repurchase the vested SERs or RSU awards (or any underlying shares of the vested RSU awards) granted by them, as applicable, from the holders upon an initial public offering of Ant Financial or the termination of the holders’ employment with the Company at a price to be determined based on the then fair market value of Ant Financial. These awards are generally subject to a four-year vesting schedule as determined by the administrator of the plan. Depending on the nature and the purpose of the grant, these awards generally vest 25% or 50% upon the first or second anniversary of the vesting commencement date, respectively, as provided in the grant agreement, and 25% every year thereafter. Certain awards granted to the senior management members of the Company are subject to a six-year vesting schedule. The Company has no obligation to reimburse Junhan, Ant Financial or its subsidiaries for the cost associated with these awards.

For accounting purposes, these awards meet the definition of a financial derivative. The cost relating to these awards is recognized by the Company and the related expense is recognized over the requisite service period in the consolidated income statements with a corresponding credit to additional paid-in capital. Subsequent changes in the fair value of these awards are recorded in the consolidated income statements. The expenses relating to the SERs are re-measured at the fair value on each reporting date until their settlement dates. The expenses relating to the RSU awards granted by Ant Financial’s subsidiary are re-measured at the fair value on each reporting date until their vesting dates.

During the years ended March 31, 2017, 2018 and 2019, the Company recognized expenses of RMB2,188 million, RMB2,278 million and RMB12,855 million in respect of the share-based awards relating to Ant Financial, respectively.

(e)   Share-based compensation expense by function

	Year ended March 31,
	2017	2018	2019
	(in millions of RMB)
Cost of revenue	3,893	5,505	8,915
Product development expenses	5,712	7,374	15,378
Sales and marketing expenses	1,772	2,037	4,411
General and administrative expenses	4,618	5,159	8,787
Total	15,995	20,075	37,491